Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2022	Jul. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss		$ (9,768,000)		$ (12,418,000)		$ (17,862,000)		$ (26,469,000)
Adjustments to Reconcile Net Loss to Net Cash used in Operating Activities:
Shared Based Compensation		74,000		511,000		566,000		891,000
Employee stock purchase plan expense								1,000
Gain on change in value of warrants		(4,642,000)		(1,814,000)		(970,000)
Gain on change in value of preferred stock redemption liability		(43,000)
Loss on shares issued in settlement of warrants								77,000
Loss on disposal of property and equipment				1,530,000		1,439,000
Loss on write-down of property and equipment								1,060,000
Abandonment of intangible assets		159,000		90,000		94,000		1,725,000
Impairment charges on intangible assets		3,005,000
Depreciation		45,000		366,000		387,000		897,000
Amortization of deferred offering costs								644,000
Amortization expense of intangible assets		210,000		203,000		273,000		337,000
Amortization of right-of-use asset		21,000		327,000		330,000		744,000
Net gain on write-off of right-of-use asset and lease liability				(116,000)		(116,000)
Change in operating assets and liabilities:
(Increase) decrease in Prepaid Expenses and Other Assets		(24,000)		488,000		1,030,000		1,113,000
(Increase) decrease in Trade Receivables
Decrease in Trade Payables
Increase (Decrease) in other Accounts Payable
Other assets				171,000		171,000		1,000
Accounts payable and accrued expenses		(1,323,000)		513,000		776,000		(2,307,000)
Deferred revenue				(165,000)		(165,000)		165,000
Operating lease liabilities		(21,000)		(1,389,000)		(1,392,000)		(819,000)
Net Cash used in Operating Activities		(12,307,000)		(11,703,000)		(15,439,000)		(21,940,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of property and equipment				219,000		449,000
Proceeds from Maturities of Long-Term Deposits
Purchase of Property and Equipment
Cost of intangible assets		(201,000)		(323,000)		(460,000)		(748,000)
Net Cash provided by (used in) Investing Activities		(201,000)		(104,000)		(11,000)		(748,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds of issuance of Series D preferred stock		4,312,000
Proceeds from Issuance of Shares, net				28,115,000		28,115,000		15,496,000
Fractional shares cashed out		(18,000)
Redemption of Series D preferred stock		(5,250,000)
Exercise of Stock Options
Issuance of shares and warrants, net
Warrant exercises				3,771,000		3,771,000
Proceeds from employee stock purchase plan								7,000
Employee tax withholdings paid on equity awards								(1,000)
Tax shares sold to pay for employee tax withholdings on equity awards								1,000
Net Cash provided by Financing Activities		(956,000)		31,886,000		31,886,000		15,503,000
Decrease in Cash and Cash Equivalents and Restricted Bank Deposits		(13,464,000)		20,079,000		16,436,000		(7,185,000)
Cash and Cash Equivalents and Restricted Bank Deposits at Beginning of the period		41,614,000		25,178,000		25,178,000		32,363,000
Cash and Cash Equivalents and Restricted Bank Deposits at End of the period		28,150,000		45,257,000		41,614,000		25,178,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash Received for Income Taxes
Cash Received for Interest
Tax Paid in Cash		50,000		50,000		50,000		50,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Restricted Cash						122,000		90,000
Restricted Cash in Other Assets						235,000		255,000
Reclassification of preferred stock redemption liability into equity upon redemption of preferred stock		44,000
Accretion of discount and redemption feature of convertible preferred stock		$ 1,025,000
Shares issued in settlement of warrants								77,000
Commitment fee shares issued for equity line								644,000
Cashless exercise of warrants								2,000
Reassessment of the lease term						43,000
Non-cash deferred issuance costs
Cash and Cash Equivalents						11,195,000		40,840,000
Restricted Bank Deposits						110,000		120,000
Restricted Bank Deposits in Other Assets						204,000		224,000
Cash and Cash Equivalents and Restricted Bank Deposits at End of the Period						$ 11,509,000		$ 41,184,000
Ayala Pharmaceuticals Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (28,425,000)		$ (30,205,000)		$ (40,254,000)		$ (30,146,000)
Adjustments to Reconcile Net Loss to Net Cash used in Operating Activities:
Shared Based Compensation	1,914,000		1,964,000		2,684,000		1,569,000
Depreciation	121,000		140,000		168,000		182,000
Change in operating assets and liabilities:
(Increase) decrease in Prepaid Expenses and Other Assets	1,045,000		(1,546,000)		(1,174,000)		(1,029,000)
(Increase) decrease in Trade Receivables	(129,000)		308,000		681,000		(212,000)
Decrease in Trade Payables	(888,000)		(993,000)		(512,000)		451,000
Increase (Decrease) in other Accounts Payable	20,000		(232,000)		51,000		1,644,000
Net Cash used in Operating Activities	(26,342,000)		(30,564,000)		(38,356,000)		(27,541,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from Maturities of Long-Term Deposits							226,000
Purchase of Property and Equipment			(5,000)		(5,000)		(45,000)
Net Cash provided by (used in) Investing Activities			(5,000)		(5,000)		181,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Shares, net			6,007,000		9,967,000		52,641,000
Exercise of Stock Options			54,000		101,000		281,000
Issuance of shares and warrants, net	512,000		23,322,000		23,262,000
Net Cash provided by Financing Activities	512,000		29,383,000		33,330,000		52,922,000
Decrease in Cash and Cash Equivalents and Restricted Bank Deposits	25,830,000		1,186,000		(5,031,000)		25,562,000
Cash and Cash Equivalents and Restricted Bank Deposits at Beginning of the period	37,339,000		42,370,000		42,370,000		16,808,000
Cash and Cash Equivalents and Restricted Bank Deposits at End of the period	11,509,000		41,184,000		37,339,000		42,370,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash Received for Income Taxes					32,000
Cash Received for Interest	63,000				12,000		58,000
Tax Paid in Cash	182,000		128,000		209,000		300,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Restricted Cash					122,000		90,000
Restricted Cash in Other Assets					235,000		255,000
Non-cash deferred issuance costs			156,000				400,000
Cash and Cash Equivalents	11,195,000		40,840,000		36,982,000		42,025,000
Restricted Bank Deposits	110,000		120,000
Restricted Bank Deposits in Other Assets	204,000		224,000
Cash and Cash Equivalents and Restricted Bank Deposits at End of the Period	$ 11,509,000		$ 41,184,000		$ 37,339,000		$ 42,370,000